Statements of Operations (USD $)	3 Months Ended		12 Months Ended		110 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Nov. 30, 2013
EXPENSES
Amortization					$ 2,153
Bad debt expense					102,228
Business development					105,227
Business acquisition costs				(18,750)
Consulting fees	6,000				6,000
General and administrative expenses	710	100	100	45	11,985
Interest expenses and bank charges	72	37	179	13	2,100
Leases					3,547
Professional fees	7,441	15,000	57,832	19,849	176,101
Transfer agent				495	9,994
Write-off of oil & gas property (note 5)					97,635
Operating (loss)	(14,223)	(15,137)	58,111	1,652	(516,970)
Other income and expenses
Gain on debt settlement					(31,787)
Foreign exchange (gain) loss	(883)		(1,710)		(4,096)
Net (loss) and comprehensive (loss) for the period	$ (13,340)	$ (15,137)	$ (56,401)	$ (1,652)	$ (481,087)
Basic and diluted loss per share	$ 0.00	$ (0.02)	$ (0.08)	$ 0.00
Weighted average number of common shares outstanding
- basic and diluted	2,878,004	680,202	680,203	680,202